SCHEDULE OF RESTRICTED SHARE ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of shares Unvested, Balance
Weighted average grant date fair value Unvested, Balance
Number of shares, Granted		55,200,600	2,871,270
Weighted average grant date fair value, Granted		$ 0.01	$ 0.05
Number of shares, Vested		(55,200,600)	(2,871,270)
Weighted average grant date fair value, Vested		$ 0.01	$ 0.05
Number of shares Unvested, Balance
Weighted average grant date fair value Unvested, Balance